EQUITY - Disclosure of changes in issued and outstanding share capital (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Beginning Balance	2,232,359	1,261,590	1,135,273
Common shares issued in settlement of purchase consideration of business combination	0	0	21,001
Issuance of treasury common shares	0	0	1,694
Common shares issued through private placements	742,517	879,520	100,000
Common shares issued as debts settlement with related parties	0	82,082	0
Common shares issued as compensation to a related party	110,576	0	0
Common Shares issued as a result of options exercises	0	0	3,622
Common shares issued upon RSUs vested	0	9,167	0
Ending Balance	3,085,452	2,232,359	1,261,590